Taxes Payable (Tables)	6 Months Ended
Jun. 30, 2025
Taxes Payable [Abstract]
Schedule of Taxes Payable

At June 30, 2025 and December 31, 2024, taxes payable consisted of the following.

	June 30, 2025	December 31, 2024
	(Unaudited)
Value-added tax	$1,208,054	$1,178,587
Corporate tax	364,456	357,680
Other taxes	145,652	144,209
Total	$1,718,162	$1,680,476